Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases (Textual) [Abstract]
Rental expenses	$ 417,549	$ 394,359	$ 376,914
Contingent rental included in rent expense	$ 58,865	$ 55,890	$ 52,379